Preferred Stock Issuance	12 Months Ended
Dec. 30, 2016
Preferred Stock Issuance
Preferred Stock Issuance

(3) Preferred Stock Issuance

As of December 30, 2016, the Company had 50,000,000 shares of preferred stock, $0.01 par value, authorized.  On June 22, 2015, the Company designated 10,000,000 shares as Series A Preferred Stock with an original issue price of $62.22 under the Certificate of Designation.  On June 24, 2015, the Company sold and issued an aggregate of 3,214,400 shares of Series A Preferred Stock for an aggregate purchase price of $200.0 million in a private placement to a subsidiary owned by investment funds affiliated with Apollo Global Management, LLC (together with its subsidiaries, “Apollo”).  Total proceeds from the preferred stock offering were $191.7 million, net of issuance costs of $8.3 million.  The sale occurred in connection with the initial closing pursuant to the Subscription Agreement entered into by the Company and Apollo on May 27, 2015 (“Subscription Agreement”).  On April 11, 2016, Apollo purchased an additional 1,607,200 shares of Series A Preferred Stock for an aggregate purchase price of approximately $100.0 million in a second closing subject to the conditions within the Subscription Agreement.  Total proceeds from the preferred stock offering were $99.8 million, net of issuance costs of $0.2 million.

Under our agreement with Apollo, the maximum consolidated leverage ratio is 3.00x for 2016 and beyond, consistent with our Third Amendment to our Amended and Restated Credit Agreement (“Amended Credit Agreement”).  As of December 30, 2016, we were in compliance with this covenant.  Management continually assesses its potential future compliance with the consolidated leverage ratio covenant based on estimates of future earnings and cash flows. If there is an expected possibility on non-compliance, we will discuss possibilities with Apollo to modify the covenant consistent with discussions with the Company’s lenders or utilize other means of capitalizing the Company to anticipate or remedy any non-compliance. The expected cash outflows required to fund the project losses discussed in Note 2 – Changes in Project-Related Estimates and the related impact on earnings will put a financial strain on the Company that may require an amendment or other remedies to be pursued by management if certain earnings estimates or cash flow improvement initiatives are not achieved or if required to facilitate restructuring plans.

Additionally, the Certificate of Designation for the Series A Preferred Stock prohibits the repurchase by the Company of shares of our common stock in excess of negotiated pre-approved amounts in 2015 and 2016, and in excess of amounts determined by a negotiated formula in 2017 and beyond.  In 2017, the Certificate of Designation for the Series A Preferred Stock prohibits the repurchase by the Company of shares of our common stock in excess of negotiated pre-approved amounts determined by a formula based upon our “Free Cash Flow” or our cash flow from operations, minus capital expenditures, for fiscal year 2016.  Our Free Cash Flow was negative for the year ended December 30, 2016, and as a result, other than specified exemptions, the Company is prohibited from repurchasing shares of common stock in the internal market, except as legally required, unless it is able to obtain the consent of the holders of at least a majority of the Series A Preferred Stock.  On January 17, 2017, the Company received from the Series A Preferred Stock holder, an acknowledgment and consent permitting the Company to spend up to $25.0 million, in the aggregate, to repurchase shares of common stock in the first trade of 2017.  No assurance can be given that in the future the Company will be able to obtain an acknowledgment and consent from the Series A Preferred Stockholder permitting the Company to repurchase common stock in the internal market.

Dividends. Dividends on the Series A Preferred Stock are cumulative and accrue quarterly in arrears at the annual rate of 5.0% on the sum of the original issue price of $62.22 per share plus all accumulated and unpaid accruing dividends, regardless of whether or not declared by the Board.  After June 24, 2020 (the “Fifth Anniversary”), the rate at which dividends accrue may increase from 5.0% to 10.0% or 15.0% if there was a failure of the stockholders to approve certain other actions to facilitate an initial public offering as well as a failure to approve a sale of the Company.

Dividends accruing on shares of Series A Preferred Stock prior to the Fifth Anniversary are not paid in cash or in kind but are added to the liquidation preference of the Series A Preferred Stock.  After the Fifth Anniversary, dividends shall continue to accrue on shares of Series A Preferred Stock and will be payable in cash at the election of the Board.  However, if after the Fifth Anniversary if there was a failure of the stockholders to approve certain other actions to facilitate an initial public offering as well as a failure to approve a sale of the Company, dividends accrued on shares of Series A Preferred Stock will be payable in cash or in kind at the election of the holders of a majority of the outstanding shares of Series A Preferred Stock.  Additionally, if the Company declares certain dividends on the common stock, the Company is required to declare and pay a dividend on the outstanding shares of Series A Preferred Stock on a pro rata basis with the common stock, determined on an as-converted basis.

Liquidation Preference.  In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or any other transaction deemed a liquidation event pursuant to the Certificate of Designation for the Series A Preferred Stock (including a sale of the Company), each holder of outstanding shares of Series A Preferred Stock will be entitled to be paid out of the assets of the Company available for distribution to stockholders before any payment may be made to the holders of common stock.  Each holder would receive an amount equal to the number of outstanding Series A Preferred Stock shares held multiplied by $62.22 plus either accrued and unpaid dividends on such shares or, if the liquidation event occurs before the Fifth Anniversary, an amount equal to all dividends that would have been accrued during the period from the date of issuance through the Fifth Anniversary, and any other dividends declared on such shares.  However, if the amount that the holders of Series A Preferred Stock would have received if all outstanding shares of Series A Preferred Stock had been converted into common stock immediately prior to the liquidation event exceeded the amount discussed previously, the holders of Series A Preferred Stock will receive the greater amount.

Conversion.  Each share of Series A Preferred Stock may be converted at any time at the option of the holder into a number of shares of common stock as is determined by dividing the original issue price of $62.22 per share by the conversion price which is initially $62.22. In the event that after the Fifth Anniversary the Board of Directors recommends to the Company’s stockholders a sale of the company, but the Company’s stockholders do not approve the recommended sale, then the conversion price would be reduced to $52.65.  Additionally, if there was a failure of the stockholders to approve certain other actions to facilitate an initial public offering of the Company’s common stock as well as a failure to approve a sale of the Company recommended by the Board of Directors, then the conversion price would be $47.86.  The conversion price is also subject to adjustments on a broad-based, weighted-average basis upon the issuance of shares of common stock or certain equivalent securities at a price per share less than conversion price of $62.22 or as then adjusted to date.

Mandatory conversion of the Series A Preferred Stock to common stock will occur immediately prior to the closing of any firm-commitment, underwritten public offering of the Company in which the aggregate proceeds to the Company exceed $200.0 million, before deduction of underwriters’ discounts and commissions, provided that the common stock is then listed on the New York Stock Exchange, its NYSE MKT or the Nasdaq Stock Market (or any successor exchange) and provided that the Company sells on a primary basis in such offering at least certain required amounts of shares.  All outstanding Series A Preferred Stock, accrued and unpaid dividends accrued on such shares, or, in the event that the public offering occurs before the Fifth Anniversary, dividends that would have accrued during the period from the date of issuance through the Fifth Anniversary, as well as dividends declared and unpaid would be converted at the effective conversion price automatically.  Or, all outstanding shares of Series A Preferred Stock, plus accrued and unpaid dividends, and dividends declared and unpaid will automatically be converted into shares of common stock upon written notice delivered to the Company by the holders of at least a majority of the then outstanding shares of Series A Preferred Stock.

Voting Rights.  Each holder of outstanding shares of Series A Preferred Stock is entitled to vote with the holders of outstanding shares of common stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company. Each outstanding share of Series A Preferred Stock is entitled to a number of votes equal to the number of shares of common stock into which it is convertible.

In addition, the Company may not take certain actions without first having obtained the affirmative vote or waiver of the holders of a majority of the outstanding shares of Series A Preferred Stock.  These actions include, among other items, conducting certain liquidation events, entering into new lines of business, entering into agreements for certain acquisitions, joint ventures or investments involving amounts greater than $100.0 million and entering into agreements for certain firm, fixed-price or lump-sum design-build or EPC contracts.  In addition, among other things the Company is limited in certain additional amounts it may borrow, additional shares of certain securities that it may issue and the amounts of capital stock it can repurchase in excess of negotiated pre-approved amounts, in each case, without further approval from the holders of the Series A Preferred Stock.

Redemption.  The Company may redeem all the shares of Series A Preferred Stock (and not fewer than all shares of Series A Preferred Stock) in one installment commencing at any time on or after June 24, 2018.  The aggregate redemption price for the shares of Series A Preferred Stock will be equal to the greater of (i) certain guaranteed minimum prices of up to an aggregate of $600.0 million, and (ii) the fair value of the shares, as determined by a third-party appraisal, plus accrued and unpaid dividends, and any other dividends declared and unpaid on such shares. The Series A Preferred Stock is not redeemable upon the election of the holders of Series A Preferred Stock.